Performance Management - Parvin Hedged Equity Solari World Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE:
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-866-458-4744 and may also be available at www.parvinfunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future
Bar Chart [Heading]	Performance Bar Chart – Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter	September 30, 2024	10.36%
Worst Quarter	March 31, 2022	-8.46%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.36%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.46%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance Table – Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	1 Year	5 Years	Since Inception*
Return before Taxes	22.65%	2.72%	2.72%
Return after taxes on distributions	22.41%	2.07%	2.07%
Return after taxes on distributions and sale of Fund shares	13.41%	1.79%	1.79%
MSCI All Country World Index** (reflects no deduction for fees, expenses, or taxes)	22.90%	11.73%	11.73%

*	Inception December 31, 2020

**	The MSCI All Country World Index (ACWI Index) is a free-float weighted equity index which serves as the Fund’s benchmark. It was developed with a base value of 100 as of December 31, 1987. The benchmark includes both emerging and developed world markets. The Fund follows an investment screen and includes market index put options, neither of which is part of the ACWI Index. Investors cannot invest directly in an index.

Performance Availability Website Address [Text]	www.parvinfunds.com
Performance Availability Phone [Text]	1-866-458-4744